Loans - Schedule of Aging of Past Due and Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 471,722	$ 419,645
Nonaccrual	1,449	1,576
Total Past Due and Nonaccrual	3,246	2,768
Total ending loans balance	474,968	422,413
30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,423	683
60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	139	404
90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	235	105
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	133,630	122,760
Nonaccrual	425	177
Total Past Due and Nonaccrual	638	383
Total ending loans balance	134,268	123,143
Commercial [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	151	34
Commercial [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	62	172
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	158,504	147,920
Nonaccrual	497	796
Total Past Due and Nonaccrual	971	855
Total ending loans balance	159,475	148,775
Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	435
Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		59
Commercial Real Estate [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	142,926	124,408
Nonaccrual	490	603
Total Past Due and Nonaccrual	1,563	1,367
Total ending loans balance	144,489	125,775
Residential Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	816	486
Residential Real Estate [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	61	173
Residential Real Estate [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	196	105
Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	23,428	15,452
Total ending loans balance	23,428	15,452
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	13,234	9,105
Nonaccrual	37
Total Past Due and Nonaccrual	74	163
Total ending loans balance	13,308	9,268
Consumer [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	$ 163
Consumer [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 16